Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Year ended December 31, 2024
	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$2,228,642	$35,328	$—	$2,263,970
Other revenue	53,355	792	1,421	55,568
Fuel, power, water purchased and other cost of sales	594,116	213	—	594,329
Net revenue	1,687,881	35,907	1,421	1,725,209
Operating expenses	861,758	8,835	9,357	879,950
Depreciation and amortization	387,162	6,762	1,763	395,687
Loss on foreign exchange	—	—	3,483	3,483
Operating income (loss)	438,961	20,310	(13,182)	446,089
Interest expense	(191,733)	(915)	(170,928)	(363,576)
Income from long-term investments	33,444	19	101,434	134,897
Other expenses	(32,275)	9	(7,964)	(40,230)
Earnings (loss) before income taxes	$248,397	$19,423	$(90,640)	$177,180
Property, plant and equipment	$9,284,365	$136,759	$28,971	$9,450,095
Investments carried at fair value	2,058	—	—	2,058
Equity-method investees	38,113	—	—	38,113
Total assets (3)	12,927,864	152,355	185,902	13,266,121
Capital expenditures	$756,230	$6,600	$1,000	$763,830
(1) Regulated Services Group revenue includes $30,396 related to alternative revenue programs for the year ended December 31, 2024 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $3,695,636.
20.Segmented information (continued)

	Year ended December 31, 2023
	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$2,315,722	$34,322	$—	$2,350,044
Other revenue	51,137	1,296	1,447	53,880
Fuel, power, water purchased and other cost of sales	742,974	530	—	743,504
Net revenue	1,623,885	35,088	1,447	1,660,420
Operating expenses	811,359	8,565	3,990	823,914
Depreciation and amortization	346,188	6,659	1,232	354,079
Asset impairment charge	—	—	1,481	1,481
Loss on foreign exchange	—	—	13,659	13,659
Operating income (loss)	466,338	19,864	(18,915)	467,287
Interest expense	(160,999)	(1,177)	(146,264)	(308,440)
Income (loss) from long-term investments	44,953	3	(128,891)	(83,935)
Other expenses	(121,146)	(5,271)	(10,610)	(137,027)
Earnings (loss) before income taxes	$229,146	$13,419	$(304,680)	$(62,115)
Property, plant and equipment	$8,945,637	$146,385	$34,751	$9,126,773
Investments carried at fair value	1,962	—	1,052,703	1,054,665
Equity-method investees	112,180	—	500	112,680
Total assets (2)	12,658,955	140,880	1,387,161	14,186,996
Capital expenditures	$740,768	$6,659	$1,232	$748,659
(1) Regulated Services Group revenue includes $32,839 related to alternative revenue programs for the year ended December 31, 2023 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $4,186,965.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	2024	2023
Revenue
United States	$1,852,407	$1,942,582
Canada	91,612	95,306
Other regions	375,519	366,036
	$2,319,538	$2,403,924
Property, plant and equipment
United States	$8,362,512	$7,900,250
Canada	328,452	460,200
Other regions	759,131	766,323
	$9,450,095	$9,126,773
Intangible assets
United States	$15,250	$15,028
Canada	252	275
Other regions	53,634	57,161
	$69,136	$72,464